Provision for Income Taxes - Schedule of Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Taxes [Abstract]
Profit / (Loss) Income before taxes	$ 9,728,723	$ (960,807)	$ 108,418
Tax credit (expense) at the effective tax rates	1,705,862	(179,863)
Tax effect on non-taxable income	(3,682,167)	(81,323)
Tax effect on non-deductible expenses	1,975,290	129,814
Change in valuation allowance		131,991
Tax effect on utilization of tax losses		(127,521)
Tax losses unable to be utilized	1,015	126,902
Over provision of tax in prior year		(486,706)
Tax (income) expense		$ (486,706)